Segment Information - Summary of Segment Information (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Long lived assets	₩ 22,176,723	₩ 20,316,306
ICT [member]
Disclosure of operating segments [line items]
Long lived assets	₩ 13,687,834